Disclosure of information on segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ 74,533	$ (308,741)	$ (355,312)
Operating segments [member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	250,134	(1,397,473)	(1,006,367)
Elimination of profit of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(225,215)	645,989	203,912
Elimination of intercompany sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(108,973)	(251,502)	(232,380)
Elimination of intercompany cost of sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	106,726	250,157	228,914
Elimination of share in the results of subsidiaries and associates [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	49,627	448,507	448,691
Elimination of intersegment other income expense amount [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ 2,234	$ (4,419)	$ 1,918